Executive Retirement Plan - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) person	Dec. 31, 2022 USD ($)
Executive Retirement Plan
Prior service cost arising from the retrospective recognition of past service	$ (867)	$ 6,277	$ 14,184
Prior service cost exercised			7,800
Projected periodic benefit cost expected to be recognized in 2025	$ 700
Executive Retirement Plan
Executive Retirement Plan
Defined Benefit Plan, Plan Name [Extensible Enumeration]	dac:ExecutiveRetirementPlanMember
Discount rate	3.00%	3.20%
Prior service cost arising from the retrospective recognition of past service		$ 5,200	14,200
Prior service cost exercised	$ 1,100	$ 700	$ 7,800
Defined Benefit Plan, Net Periodic Benefit Cost (Credit), Amortization of Prior Service Cost (Credit), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Number of executive officer added to the plan | person		1
Number of officer appointed to new position | person		1
Losses due to assumptions change amount	$ 900	$ 1,100
Accumulated benefit obligation	8,100	7,700
Net curtailment gain	0	$ 200
Prior service cost expected to be reclassified	$ 1,100
Weighted average duration of the defined benefit obligation	9 years 4 months 24 days
Expected future benefit Paid in 2030	$ 6,600
Executive Retirement Plan | General and administrative expenses
Executive Retirement Plan
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Curtailment Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Projected periodic benefit cost recognized	$ 700	$ 600
Executive Retirement Plan | Minimum
Executive Retirement Plan
Retirement age assumption to calculate projected benefit obligation	65 years	65 years
Executive Retirement Plan | Maximum
Executive Retirement Plan
Maximum percentage of salary escalation	4.50%	4.75%
Retirement age assumption to calculate projected benefit obligation	74 years	74 years
Executive Retirement Plan | Other long-term liabilities
Executive Retirement Plan
Defined benefit obligation	$ 12,900	$ 13,300